KL Allocation Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 48.3%
	COMMUNICATION SERVICES — 2.9%
1,159	Alphabet, Inc. - Class A*	$1,661,450
18,080	Elisa OYJ	1,126,563
41,615	NTT DOCOMO, Inc.	1,143,733
54,275	Tele2 A.B. - B Shares	719,135
		4,650,881
	CONSUMER DISCRETIONARY — 3.5%
20,979	Hella GmbH & Co. KGaA	823,551
1,423	Hermes International	1,189,145
32,013	iRobot Corp.*	2,359,998
14,100	Rinnai Corp.	1,191,203
		5,563,897
	CONSUMER STAPLES — 4.2%
8,487	L'Oreal S.A.	2,489,225
15,800	Nissin Foods Holdings Co., Ltd.	1,324,392
16,660	Reckitt Benckiser Group PLC	1,492,209
37,200	Unicharm Corp.	1,389,079
		6,694,905
	HEALTH CARE — 19.8%
10,986	Abbott Laboratories	1,042,791
65,800	Astellas Pharma, Inc.	1,175,711
10,415	AstraZeneca PLC	1,121,716
5,624	Becton, Dickinson and Co.	1,388,734
7,313	Bio-Techne Corp.	1,936,482
26,100	Chugai Pharmaceutical Co., Ltd.	3,856,853
13,634	Coloplast A/S - Class B	2,305,974
19,900	Daiichi Sankyo Co., Ltd.	1,869,910
7,377	Danaher Corp.	1,229,082
28,500	Hisamitsu Pharmaceutical Co., Inc.	1,443,004
12,900	Hoya Corp.	1,213,806
10,326	Johnson & Johnson	1,535,992
17,348	Merck & Co., Inc.	1,400,331
12,500	Nippon Shinyaku Co., Ltd.	1,080,156
16,490	Novartis A.G.	1,435,552
20,239	Novo Nordisk A/S - Class B	1,325,739
11,368	Sanofi	1,111,910
4,345	Sonova Holding A.G.	957,897
4,542	Stryker Corp.	889,006
66,225	Swedish Orphan Biovitrum A.B.*	1,446,235
12,440	Varian Medical Systems, Inc.*	1,510,092
		31,276,973

KL Allocation Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS — 6.3%
9,913	3M Co.	$1,550,790
10,700	Daikin Industries Ltd.	1,575,524
37,500	Glory Ltd.	891,604
24,200	Harmonic Drive Systems, Inc.	1,402,050
13,450	Schneider Electric S.E.	1,331,664
3,300	SMC Corp.	1,670,784
28,918	Stericycle, Inc.*	1,585,574
		10,007,990
	INFORMATION TECHNOLOGY — 4.3%
25,200	Advantest Corp.	1,250,664
18,600	FUJIFILM Holdings Corp.	853,118
27,011	Intel Corp.	1,699,802
8,640	Nice Ltd.*	1,603,240
51,300	Shimadzu Corp.	1,394,887
		6,801,711
	MATERIALS — 7.3%
40,400	Agnico Eagle Mines Ltd.	2,584,673
17,267	Franco-Nevada Corp.	2,423,575
16,395	Koninklijke DSM N.V.	2,097,069
21,623	Royal Gold, Inc.	2,880,184
13,660	Symrise A.G.	1,503,866
		11,489,367
	TOTAL COMMON STOCKS
	(Cost $61,047,075)	76,485,724
	EXCHANGE-TRADED FUNDS — 9.0%
240,017	Schwab U.S. TIPS - ETF	14,247,409
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $13,907,543)	14,247,409
	MUTUAL FUNDS — 10.9%
1,245,408	Sprott Physical Gold Trust*[1]	17,298,717
	TOTAL MUTUAL FUNDS
	(Cost $15,906,098)	17,298,717
	SHORT-TERM INVESTMENTS — 31.9%
50,394,279	Fidelity Institutional Government Portfolio - Class I, 0.09%[2]	50,394,279
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $50,394,279)	50,394,279

KL Allocation Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2020 (Unaudited)

Number of Shares		Value

	TOTAL INVESTMENTS — 100.1%
	(Cost $141,254,995)	$158,426,129
	Liabilities Less Other Assets — (0.1)%	(116,236)
	TOTAL NET ASSETS — 100.0%	$158,309,893

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.